Deposit contracts (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Deposit Contracts, Liabilities [Abstract]
Schedule of deposit contracts
The following table represents activity in the deposit liabilities for the nine months ended September 30, 2014 and the year ended December 31, 2013:

	September 30, 2014	December 31, 2013
	($ in thousands)
Balance, beginning of period	$120,946	$50,446
Consideration received	6,132	66,369
Consideration receivable	12,266	—
Net investment expense allocation and change in fair value of embedded derivatives	3,996	4,731
Payments	(350)	(600)
Balance, end of period	$142,990	$120,946

The following table details the deposit liabilities as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
	($ in thousands)
Initial consideration received	$116,369	$50,000
Net investment expense accrued	5,177	446
Payments	(600)	—
	$120,946	$50,446